                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-9545

                  Seligman Time Horizon/Harvester Series, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:               (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   12/31/04

                                   FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
Time Horizon/Harvester Series, Inc.

Seligman Time Horizon 30 Fund
Seligman Time Horizon 20 Fund
Seligman Time Horizon 10 Fund
Seligman Harvester Fund

Annual Report December 31, 2004 Asset Allocation Strategies Seeking to Manage Risk Over Time

J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end investment companies —Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Interview With Your
Portfolio Manager	2

Performance Overview	4

Portfolio Overview	10

Understanding and
Comparing Your Fund’s
Expenses	11

Portfolios of Investments	13

Statements of Assets
and Liabilities	15

Statements of
Operations	17

Statements of
Changes in Net Assets	18

Notes to Financial
Statements	20

Financial Highlights	30

Report of Independent
Registered Public
Accounting Firm	40

Directors and Officers	41

Required Federal Income
Tax Information	45

For More Information	back
cover

To The Shareholders

Your annual shareholder report for Seligman Time Horizon/Harvester Series, Inc. follows this letter. This report contains an interview with the Series’ Portfolio Manager, as well as the Series’ investment results and financial statements, including portfolios of investments.

For the year ended December 31, 2004, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 15.49%, Seligman Time Horizon 20 Fund delivered 15.34%, Seligman Time Horizon 10 Fund delivered 12.79%, and Seligman Harvester Fund delivered 9.90% . During the same time, the US stock market, as measured by the Standard & Poor’s 500 Stock Index, delivered a total return of 10.87%, and the US bond market, as measured by the Lehman Brothers Government/Credit Index, delivered a return of 4.19% .

We appreciate your continued support of Seligman Time Horizon/Harvester Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

February 23, 2005

Manager	Shareholder Service Agent	General Distributor
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	Seligman Advisors, Inc.
100 Park Avenue	100 Park Avenue	100 Park Avenue
New York, NY 10017	New York, NY 10017	New York, NY 10017

Independent Registered	General Counsel
Public Accounting Firm	Sullivan & Cromwell LLP
Deloitte & Touche LLP

Interview With Your Portfolio Manager
Charles W. Kadlec

Q:	How did Seligman Time Horizon/Harvester Series, Inc. perform for the fiscal year ended December 31, 2004?

A:	For the year ended December 31, 2004, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund delivered a total return of 15.49%, Seligman Time Horizon 20 Fund delivered 15.34%, Seligman Time Horizon 10 Fund delivered 12.79%, and Seligman Harvester Fund delivered 9.90%. During the same time, the US stock market, as measured by the Standard & Poor’s 500 Stock Index, delivered a total return of 10.87%, and the US bond market, as measured by the Lehman Brothers Government/Credit Index, delivered a return of 4.19%.

Q:	What market conditions and events materially affected the Funds’ performances during the period?

A:	During the period under review, markets around the world benefited from accelerating global growth, continued low interest rates and the spread of economic freedom as barriers to trade and growth continued to dissolve in a host of countries. International markets, particularly emerging markets, generally outperformed those in the US, and all the Funds in the Series benefited from international exposure. Returns for US investors in foreign markets were also boosted by the rising value of other currencies, particularly the euro and the yen, versus the US dollar.

In the US, gains were restrained for most of the year by rising energy prices, the uncertainty created by a close US presidential race, and concerns about rising interest rates. Technology stocks were further hampered in the third quarter by some disappointing earnings announcements delivered within the software industry.

This created a difficult investment environment for the Funds for most of the year. The fourth quarter, however, saw a strong and broad market rally, which was driven, we believe, by a sharp decline in oil prices at the end of October, and was given a further boost by a quick and decisive conclusion to the presidential election in November. The year ended with strong gains for US stocks as a whole, and all the Funds in the Series benefited from this rally. Fixed-income investments delivered more modest returns than equities in 2004. This subdued performance primarily affected the returns of Seligman Time Horizon 10 Fund and Harvester Fund. The best-performing bonds were high-yield bonds as investors were willing to assume greater credit risk in exchange for more yield. Both Seligman Time Horizon 10 Fund and Harvester Fund benefited from having some of their fixed-income investments allocated to high-yield bonds.

Q:	What investment strategies or techniques materially affected the Funds’ performances during the period?

A:	We maintain research-based target allocations for all the Funds in the Series and avoid short term or tactical shifts in portfolio weightings. As a result of this investment philosophy, the Funds in the Series all benefited from allocations to a number of asset classes that performed well during the year, particularly global and international equities. This investment philosophy also resulted in several allocations that produced positive returns yet underperformed relative to the general market, including large-cap growth, mid-cap growth, and fixed income.

Seligman Time Horizon 30 Fund had the greatest exposure to overseas equities, with emphasis on the particularly well-performing areas of emerging markets and global smaller companies, and so benefited the most from international exposure. While Seligman Harvester Fund maintained the lowest international exposure, with no exposure to Seligman Emerging Markets Fund and Seligman Global Smaller Companies Fund, it was still well-diversified in international large-company equities, which greatly benefited its performance during this time.

Interview With Your Portfolio Manager
Charles W. Kadlec

  The Funds all benefited from their exposure to US equities. In particular, the Time Horizon 30, Time Horizon 20, and Time Horizon 10 Funds benefited from strong performance by Seligman Small-Cap Value Fund, Seligman Frontier Fund, and Seligman Communications and Information Fund, which significantly outperformed technology stocks as a whole but slightly trailed the broad market’s performance. The Harvester Fund, which as the most conservative of the Funds has no exposure to small-cap or technology stocks, benefited from an allocation to Seligman Common Stock Fund. Seligman Large-Cap Value Fund made a significant positive contribution to all Funds in the Series. Seligman Growth Fund and Seligman Capital Fund each trailed the broad market but delivered positive contributions to all Funds.

  Although fixed-income markets lagged equity markets overall in 2004, exposure to bonds generated positive returns for Seligman Time Horizon 10 Fund and Seligman Harvester Fund. Especially beneficial for both funds were allocations to Seligman High-Yield Bond Series, which allowed them to take advantage of the rally in high-yield bonds that took place in 2004. Seligman Harvester Fund received small but positive returns from its allocations to Seligman Investment Grade Fixed Income Fund and Seligman U.S. Government Securities Series.

  Seligman Harvester Fund and Seligman Time Horizon 10 Fund also benefited from the addition of the Seligman LaSalle Monthly Dividend Real Estate Fund in the fourth quarter of the year. This new allocation gave the Funds exposure to the equity real estate investment trust (REIT) asset class, which delivered strong performance for the quarter. In addition to total return, the addition of this asset class provided additional diversification and income potential, especially for the Harvester Fund. The addition of the REIT asset class was the result of our extensive and in-depth research into including REITs as part of an overall portfolio. This reflects our belief that a continual analysis of historical performance and academic research can provide guidelines for making prudent long-term investment decisions.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Portfolio Management

Seligman Time Horizon/ Harvester Series, Inc. is managed by Charles W. Kadlec. Mr. Kadlec has been a Managing Director of J. & W. Seligman & Co. Incorporated since January 1992 and Chief Investment Strategist for Seligman Advisors since April 1997. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester.

Performance Overview

This section of the Annual Report is intended to help you understand the performance of each Fund of Seligman Time Horizon/Harvester Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this Annual Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes than an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) waived/reimbursed expenses other than distribution and service fees. Absent such waivers/reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, to a $10,000 investment made in its benchmark since each Fund’s commencement of operations through December 31, 2004. The performance of Class B, Class C, and Class D shares, which commenced on later dates, and of Class A, Class B, Class C, and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the following charts but is included in the total returns tables. The performance of Class B, Class C and Class D shares will differ from the performance shown for Class A shares based on the differences in sales charges and fees paid by shareholders.

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Series’ prospectus.

Performance Overview
Seligman Time Horizon 30 Fund

Investment Results
Total Returns
For Periods Ended December 31, 2004

		Average Annual

Class A	Six Months*	One Year	Since Inception†

With Sales Charge	3.63%	10.07%	(1.64)%

Without Sales Charge	8.79	15.49	(0.66)

Class B

With CDSC**	3.39	9.47	(1.91)

Without CDSC	8.39	14.47	(1.34)

Class C

With Sales Charge and CDSC	6.30	12.25	(1.59)

Without Sales Charge and CDSC	8.39	14.47	(1.40)

Class D

With 1% CDSC	7.39	13.47	n/a

Without CDSC	8.39	14.47	(1.40)

Benchmark

S&P 500***	7.18	10.87	(2.16)

Net Asset Value Per Share

	12/31/04	6/30/04	12/31/03

Class A	$6.56	$6.03	$5.68

Class B	6.33	5.84	5.53

Class C	6.33	5.84	5.53

Class D	6.33	5.84	5.53

See footnotes on page 9.

Performance Overview
Seligman Time Horizon 20 Fund

Investment Results per Share
Total Returns
For Periods Ended December 31, 2004

		Average Annual

Class A	Six Months*	One Year	Since Inception†

With Sales Charge	3.65%	9.92%	(1.69)%

Without Sales Charge	8.82	15.34	(0.71)

Class B

With CDSC**	3.46	9.39	(2.02)

Without CDSC	8.46	14.39	(1.45)

Class C

With Sales Charge and CDSC	6.36	12.16	(1.70)

Without Sales Charge and CDSC	8.46	14.39	(1.50)

Class D

With 1% CDSC	7.46	13.39	n/a

Without CDSC	8.46	14.39	(1.50)

Benchmark

S&P 500***	7.18	10.87	(2.16)

Net Asset Value Per Share

	12/31/04	6/30/04	12/31/03

Class A	$6.53	$6.01	$5.67

Class B	6.28	5.79	5.49

Class C	6.28	5.79	5.49

Class D	6.28	5.79	5.49

See footnotes on page 9.

Performance Overview
Seligman Time Horizon 10 Fund

Investment Results per Share
Total Returns
For Periods Ended December 31, 2004

		Average Annual

Class A	Six Months*	One Year	Since Inception†

With Sales Charge	2.75%	7.35%	(1.93)%

Without Sales Charge	7.91	12.79	(0.95)

Class B

With CDSC**	2.59	7.11	(2.25)

Without CDSC	7.59	12.11	(1.70)

Class C

With Sales Charge and CDSC	5.48	9.90	(1.86)

Without Sales Charge and CDSC	7.59	12.11	(1.67)

Class D

With 1% CDSC	6.59	11.11	n/a

Without CDSC	7.59	12.11	(1.72)

Benchmarks

S&P 500***	7.18	10.87	(2.16)

Net Asset Value Per Share

	12/31/04	6/30/04	12/31/03

Class A	$6.18	$5.78	$5.53

Class B	6.10	5.70	5.47

Class C	6.11	5.70	5.47

Class D	6.11	5.70	5.47

See footnotes on page 9.

Performance Overview
Seligman Harvester Fund

Investment Results per Share
Total Returns
For Periods Ended December 31, 2004

		Average Annual

Class A	Six Months*	One Year	Since Inception†

With Sales Charge	1.36%	4.60%	(2.96)%

Without Sales Charge	6.37	9.90	(2.00)

Class B

With CDSC**	0.97	4.09	(3.29)

Without CDSC	5.97	9.09	(2.76)

Class C

With Sales Charge and CDSC	3.98	7.05	(2.99)

Without Sales Charge and CDSC	5.97	9.09	(2.79)

Class D

With 1% CDSC	4.97	8.09	n/a

Without CDSC	5.97	9.09	(2.79)

Benchmarks

Lehman Brothers Government/Credit Index***	4.39	4.19	8.09

S&P 500***	7.18	10.87	(2.16)

Net Asset Value Per Share				Dividend Per Share
				and Yield Information
				For the Periods Ended December 31, 2004

	12/31/04	6/30/04	12/31/03	Dividends Paidø	SEC 30-Day Yield‡

Class A	$5.53	$5.26	$5.13	$0.103	2.50%

Class B	5.53	5.26	5.13	0.064	1.88

Class C	5.53	5.26	5.13	0.064	1.88

Class D	5.53	5.26	5.13	0.064	1.89

See footnotes on page 9.

Performance Overview

*	Returns for periods of less than one year are not annualized.
**	The CDSC is 5% for periods of one year or less and 3% since inception.
***	The Lehman Brothers Government/Credit Bond Index (“Lehman Index”) and the Standard & Poor’s 500 Composite Stock
Index (S&P 500) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes, fees and sales charges. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by
Moody’s or BBB or higher by S&P, if unrated by Moody’s). The S&P 500 measures the performance of 500 of the largest
US companies based on market capitalization. Investors cannot invest directly in an index.
†	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the com-
mencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above. See the Financial Highlights table beginning on page 30 for total returns for each class of shares from their individual initial issuance dates.

	Class B	Class C	Class D

Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00

Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00

Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00

Harvester Fund	2/17/00	1/18/00	2/29/00

ø	Represents the per share amount paid or declared for the year ended December 31, 2004.
‡	Current yield, representing the annualized yield for the 30-day period ended December 31, 2004, has been computed in accordance with SEC regulations and will vary. During the period, the Manager waived its fees and reimbursed other expenses. Without these waivers/reimbursements, the yields would be as follows:

Class A	Class B	Class C	Class D

2.29%	1.66%	1.66%	1.66%

Portfolio Overview

Seligman Time Horizon 30 Fund

Allocation to Underlying Funds	Percent of Portfolio

	2004	2003

Domestic Equity Funds	59.9	59.6

Global Equity Funds	40.1	40.4

Total	100.0	100.0

Seligman Time Horizon 20 Fund

Allocation to Underlying Funds	Percent of Portfolio

	2004	2003

Domestic Equity Funds	63.0	62.8

Global Equity Funds	37.0	37.2

Total	100.0	100.0

Seligman Time Horizon 10 Fund

Allocation to Underlying Funds	Percent of Portfolio

	2004	2003

Domestic Equity Funds	55.0	56.5

Fixed Income Funds	10.0	24.0

Global Equity Funds	25.1	19.5

REIT Funds	9.9	—

Total	100.0	100.0

Seligman Harvester Fund

Allocation to Underlying Funds	Percent of Portfolio

	2004	2003

Domestic Equity Funds	45.0	44.2

Fixed Income Funds	30.0	17.8

Global Equity Funds	10.1	38.0

REIT Funds	14.9	—

Total	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of July 1, 2004 and held for the entire six-month period ended December 31, 2004.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing
Your Fund’s Expenses (continued)

			Actual		Hypothetical

	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
Fund	7/1/04	Ratio*	12/31/04	7/1/04 to 12/31/04	12/31/04	7/1/04 to 12/31/04

Time Horizon 30 Fund

Class A	$1,000.00	0.50%	$1,087.90	$2.68	$1,022.70	$2.59

Class B	1,000.00	1.26%	1,083.90	6.60	1,018.90	6.39

Class C	1,000.00	1.26%	1,083.90	6.60	1,018.90	6.39

Class D	1,000.00	1.26%	1,083.90	6.60	1,018.90	6.39

Time Horizon 20 Fund

Class A	1,000.00	0.50%	1,088.20	2.62	1,022.75	2.54

Class B	1,000.00	1.25%	1,084.60	6.55	1,018.95	6.34

Class C	1,000.00	1.25%	1,084.60	6.55	1,018.95	6.34

Class D	1,000.00	1.25%	1,084.60	6.55	1,018.95	6.34

Time Horizon 10 Fund

Class A	1,000.00	0.50%	1,079.10	2.61	1,022.75	2.54

Class B	1,000.00	1.25%	1,075.90	6.52	1,018.95	6.34

Class C	1,000.00	1.25%	1,075.90	6.52	1,018.95	6.34

Class D	1,000.00	1.25%	1,075.90	6.52	1,018.95	6.34

Harvester

Class A	1,000.00	0.50%	1,063.70	2.59	1,022.75	2.54

Class B	1,000.00	1.25%	1,059.70	6.47	1,018.95	6.34

Class C	1,000.00	1.25%	1,059.70	6.47	1,018.95	6.34

Class D	1,000.00	1.25%	1,059.70	6.47	1,018.95	6.34

*	Expenses of Class B, Class C, and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B, Class C, and Class D shares. See the Series’ prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, is voluntarily waiving its investment management fee and reimbursing a portion of each Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets. Absent such waiver/reimbursement, the expense ratios and expenses paid for the period would have been higher.
**	Expenses are equal to the Fund’s annualized expense ratio based on actual expenses for the period July 1, 2004 to December 31, 2004, multiplied by the average account value over the period, multiplied by 184/366 (number of days in the period).

Portfolios of Investments
December 31, 2004

Seligman Time Horizon 30 Fund

	Shares	Value
Domestic Equity Funds 59.5%

Seligman Capital Fund*	112,170	$2,142,447

Seligman Communications and Information Fund*	61,452	1,562,110

Seligman Frontier Fund*	21,570	290,764

Seligman Growth Fund*	74,969	290,880

Seligman Large-Cap Value Fund	25,087	291,511

Seligman Smaller-Cap Value Fund*Ø	75,442	1,265,916

		5,843,628

Global Equity Funds 39.9%

Seligman Emerging Markets Fund*	113,253	985,301

Seligman Global Smaller Companies Fund*	159,986	2,441,386

Seligman International Growth Fund*	37,468	488,208

		3,914,895

Total Investments (Cost $8,270,621) 99.4%		9,758,523

Other Assets Less Liabilities 0.6%		54,903

Net Assets 100.0%		$9,813,426

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 62.8%

Seligman Capital Fund*	199,965	$3,819,332

Seligman Communications and Information Fund*	75,233	1,912,423

Seligman Frontier Fund*	42,450	572,226

Seligman Growth Fund*	442,287	1,716,073

Seligman Large-Cap Value Fund	147,809	1,717,541

Seligman Smaller-Cap Value Fund*Ø	136,710	2,293,994

		12,031,589

Global Equity Funds 37.0%

Seligman Emerging Markets Fund*	220,492	1,918,280

Seligman Global Smaller Companies Fund*	213,119	3,252,196

Seligman International Growth Fund*	146,600	1,910,198

		7,080,674

Total Investments (Cost $17,112,326) 99.8%		19,112,263

Other Assets Less Liabilities 0.2%		36,763

Net Assets 100.0%		$19,149,026

*	Non-income producing security.
Ø	Security has paid capital gain distributions.

See Notes to Financial Statements.

Portfolios of Investments
December 31, 2004

Seligman Time Horizon 10 Fund

	Shares	Value
Domestic Equity Funds 54.6%

Seligman Capital Fund*	225,580	$4,308,578

Seligman Communications and Information Fund*	84,626	2,151,193

Seligman Growth Fund*	496,371	1,925,919

Seligman Large-Cap Value Fund	165,883	1,927,561

Seligman Smaller-Cap Value Fund*Ø	89,877	1,508,136

		11,821,387

Fixed-Income Funds 9.9%

Seligman High-Yield Bond Series	611,392	2,145,986

Global Equity Funds 24.9%

Seligman Emerging Markets Fund*	124,851	1,086,204

Seligman Global Smaller Companies Fund*	141,193	2,154,605

Seligman International Growth Fund*	164,824	2,147,657

		5,388,466

REIT Funds 9.9%

Seligman LaSalle Monthly Dividend Real Estate Fund	231,000	2,139,062

Total Investments (Cost $19,893,973) 99.3%		21,494,901

Other Assets Less Liabilities 0.7%		159,012

Net Assets 100.0%		$21,653,913

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 45.0%

Seligman Capital Fund*	85,846	$1,639,659

Seligman Common Stock Fund*	154,343	1,787,292

Seligman Growth Fund*	502,498	1,949,692

Seligman Large-Cap Value Fund	168,374	1,956,505

		7,333,148

Fixed-Income Funds 30.0%

Seligman High-Yield Bond Series	462,830	1,624,533

Seligman Investment Grade Fixed Income Fund	223,765	1,629,009

Seligman U.S. Government Securities Series	228,807	1,624,530

		4,878,072

Global Equity Funds 10.1%

Seligman International Growth Fund*	126,194	1,644,308

REIT Funds 14.9%

Seligman LaSalle Monthly Dividend Real Estate Fund	262,618	2,431,843

Total Investments (Cost $15,582,601) 100.0%		16,287,371

Other Assets Less Liabilities 0.0%		(7,662)

Net Assets 100.0%		$16,279,709

*	Non-income producing security.
Ø	Security has paid capital gain distributions.

See Notes to Financial Statements.

Statement of Assets and Liabilities
December 31, 2004

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Assets:

Investments in Underlying Funds, at value
(see portfolios of investments)	$9,758,523	$19,112,263	$21,494,901	$16,287,371

Cash	98,906	296,260	140,454	184,235

Prepaid registration fees	28,036	28,186	27,936	27,936

Receivable for Capital Stock sold	6,858	132,999	50,392	103,113

Receivable from Manager	9,710	12,501	9,841	13,068

Dividends receivable	—	—	5,493	7,105

Other	374	710	894	4,156

Total Assets:	9,902,407	19,582,919	21,729,911	16,626,984

Liabilities:

Payable for investments purchased	56,026	169,038	33,573	61,525

Payable for Capital Stock repurchased	10,652	231,292	1,800	248,695

Distribution and service fees payable	3,899	8,204	12,141	7,996

Dividends payable	—	—	—	4,260

Accrued expenses and other	18,404	25,359	28,484	24,799

Total Liabilities	88,981	433,893	75,998	347,275

Net Assets	$9,813,426	$19,149,026	$21,653,913	$16,279,709

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$645	$1,099	$1,182	$921

Class B	325	644	714	711

Class C	435	1,049	1,307	1,112

Class D	121	213	328	200

Additional paid-in capital	8,516,464	17,784,349	23,087,289	17,716,366

Accumulated net investment loss	(1,758)	(1,776)	(1,788)	(6,043)

Accumulated net realized loss	(190,708)	(636,489)	(3,036,047)	(2,138,328)

Net unrealized appreciation of investments	1,487,902	1,999,937	1,600,928	704,770

Net Assets	$9,813,426	$19,149,026	$21,653,913	$16,279,709

Investments in Underlying Funds, at cost	$8,270,621	$17,112,326	$19,893,973	$15,582,601

(Continued on page 16)

Statement of Assets and Liabilities
December 31, 2004

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Net Assets:

Class A	$4,230,046	$7,179,397	$7,312,597	$5,092,491

Class B	2,060,324	4,041,463	4,360,368	3,932,273

Class C	2,754,724	6,587,876	7,981,452	6,148,751

Class D	768,332	1,340,290	1,999,496	1,106,194

Shares of Capital Stock Outstanding:

Class A	644,950	1,098,621	1,182,341	921,343

Class B	325,256	643,783	714,232	711,383

Class C	434,876	1,049,378	1,307,275	1,112,271

Class D	121,290	213,490	327,517	200,138

Net Asset Value per Share:

Class A	$6.56	$6.53	$6.18	$5.53

Class B	$6.33	$6.28	$6.10	$5.53

Class C	$6.33	$6.28	$6.11	$5.53

Class D	$6.33	$6.28	$6.11	$5.53

See Notes to Financial Statements.

Statement of Operations
For the Year Ended December 31, 2004

	Seligman	Seligman	Seligman	Seligman
	Time Horizon	Time Horizon	Time Horizon	Harvester
	30 Fund	20 Fund	10 Fund	Fund
Investment Income:

Dividends from Underlying Funds	$710	$4,281	$247,820	$307,660

Expenses:

Registration	52,057	54,848	55,179	54,508

Distribution and service fees	35,891	80,470	101,678	88,195

Auditing and legal fees	16,290	23,545	25,381	21,914

Management fees	7,904	16,230	18,952	15,665

Directors’ fees and expenses	5,414	5,601	5,664	5,585

Shareholder reports and communications	5,323	7,516	8,617	8,266

Shareholder account services	3,122	7,819	9,262	10,455

Custody and related services	2,825	4,496	6,418	5,828

Miscellaneous	2,715	1,756	3,444	2,225

Total Expenses Before Waiver/
Reimbursement	131,541	202,281	234,595	212,641

Waiver/reimbursement of expenses	(56,092)	(40,595)	(38,084)	(46,108)

Total Expenses After Waiver/Reimbursement	75,449	161,686	196,511	166,533

Net Investment Income (Loss)	(74,739)	(157,405)	51,309	141,127

Net Realized and Unrealized Gain (Loss)
on Investments:

Net realized loss on investments	(53,866)	(209,924)	(332,445)	(589,409)

Capital gain distributions from underlying funds	31,040	58,395	102,581	62,012

Net change in unrealized appreciation/
depreciation of investments	1,322,486	2,671,795	2,461,030	1,768,646

Net Gain on Investments	1,299,660	2,520,266	2,231,166	1,241,249

Increase in Net Assets from Operations	$1,224,921	$2,362,861	$2,282,475	$1,382,376

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Seligman		Seligman
	Time Horizon 30 Fund		Time Horizon 20 Fund

	Year Ended		Year Ended
	December 31,		December 31,

	2004	2003	2004	2003

Operations:

Net investment loss	$(74,739)	$(51,232)	$(157,405)	$(107,160)

Net realized loss on investments and capital
gain distributions from Underlying Funds	(22,826)	(167,882)	(151,529)	(48,397)

Net change in unrealized appreciation/
depreciation of investments	1,322,486	2,055,324	2,671,795	3,932,438

Increase in Net Assets from Operations	1,224,921	1,836,210	2,362,861	3,776,881

Capital Share Transactions:

Net proceeds from sales of shares	2,572,022	1,570,854	4,123,487	2,973,683

Exchanged from associated funds	756,250	453,916	2,191,466	845,465

Total	3,328,272	2,024,770	6,314,953	3,819,148

Cost of shares repurchased	(1,543,562)	(835,559)	(3,892,349)	(2,401,227)

Exchanged into associated funds	(181,793)	(381,492)	(155,303)	(255,549)

Total	(1,725,355)	(1,217,051)	(4,047,652)	(2,656,776)

Increase in Net Assets from
Capital Share Transactions	1,602,917	807,719	2,267,301	1,162,372

Increase in Net Assets	2,827,838	2,643,929	4,630,162	4,939,253

Net Assets:

Beginning of year	6,985,588	4,341,659	14,518,864	9,579,611

End of Year*	$9,813,426	$6,985,588	$19,149,026	$14,518,864

* Including accumulated net investment
loss as follows:	$(1,758)	$(1,556)	$(1,776)	$(1,572)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Seligman		Seligman
	Time Horizon 10 Fund		Harvester Fund

	Year Ended		Year Ended
	December 31,		December 31,

	2004	2003	2004	2003

Operations:

Net investment income	$51,309	$40,550	$141,127	$124,379

Net realized loss on investments and capital
gain distributions from Underlying Funds	(229,864)	(1,706,996)	(527,397)	(316,843)

Net change in unrealized depreciation
of investments	2,461,030	5,408,198	1,768,646	2,827,868

Increase in Net Assets from Operations	2,282,475	3,741,752	1,382,376	2,635,404

Distributions to Shareholders:

Net investment income:

Class A	(28,456)	(29,507)	(51,909)	(39,597)

Class B	(7,352)	(6,747)	(31,434)	(29,963)

Class C	(12,403)	(10,716)	(47,901)	(51,067)

Class D	(3,098)	(2,245)	(9,883)	(10,159)

Total	(51,309)	(49,215)	(141,127)	(130,786)

Dividends in excess of net investment income:

Class A	(36,943)	—	(28,753)	—

Class B	(9,545)	—	(17,411)	—

Class C	(16,103)	—	(26,533)	—

Class D	(4,022)	—	(5,475)	—

Total	(66,613)	—	(78,172)	—

Decrease in Net Assets from Distributions	(117,922)	(49,215)	(219,299)	(130,786)

Capital Share Transactions:

Net proceeds from sales of shares	5,076,443	2,801,522	3,509,213	1,695,882

Exchanged from associated funds	2,482,468	1,121,482	2,144,064	2,720,233

Investment of dividends	109,424	46,590	188,135	100,618

Total	7,668,335	3,969,594	5,841,412	4,516,733

Cost of shares repurchased	(3,765,717)	(3,905,659)	(5,305,935)	(3,266,536)

Exchanged into associated funds	(849,847)	(540,936)	(731,721)	(927,825)

Total	(4,615,564)	(4,446,595)	(6,037,656)	(4,194,361)

Increase (Decrease) in Net Assets from
Capital Share Transactions	3,052,771	(477,001)	(196,244)	322,372

Increase in Net Assets	5,217,324	3,215,536	966,833	2,826,990

Net Assets:

Beginning of year	16,436,589	13,221,053	15,312,876	12,485,886

End of Year*	$21,653,913	$16,436,589	$16,279,709	$15,312,876

* Including undistributed/accumulated
net investment income (loss) as follows:	$(1,788)	$(1,583)	$(6,043)	$11,806

See Notes to Financial Statements.

Notes to Financial Statements

1.	Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Each Fund of the Series offers four classes of shares — Class A shares, Class B shares, Class C shares, and Class D shares. Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares during the month that precedes the eighth anniversary of their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Series:

a.	Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

Notes to Financial Statements

d.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 2004, distribution and service fees were the only class-specific expenses.

	e.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (underlying funds), excluding short-term investments, for the year ended December 31, 2004, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales

Time Horizon 30 Fund	$1,563,334	$219,544	Time Horizon 10 Fund	$6,529,877	$3,143,845

Time Horizon 20 Fund	3,363,547	883,517	Harvester Fund	3,983,115	4,132,200

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager has voluntarily undertaken to waive its management fee and reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets through December 31, 2004. The Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.75% per annum of average daily net assets from January 1, 2005 through December 31, 2010.

For the year ended December 31, 2004, the amount of expenses waived and reimbursed by the Manager and the amount receivable from the Manager at December 31, 2004 were as follows:

		Receivable
	Waiver and	from
Fund	Reimbursements	Manager

Time Horizon 30 Fund	$56,092	$9,710

Time Horizon 20 Fund	40,595	12,501

Time Horizon 10 Fund	38,084	9,841

Harvester Fund	46,108	13,068

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer		Distributor	Dealer
Fund	Concessions	Commissions	Fund	Concessions	Commissions

Time Horizon 30 Fund	$4,688	$41,580	Time Horizon 10 Fund	$8,308	$73,229

Time Horizon 20 Fund	5,248	45,179	Harvester Fund	6,618	52,510

Notes to Financial Statements

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee (12b-1 fee) of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the 12b-1 fee, the 12b-1 fees to be paid by each class of a Fund will be reduced by the dollar amount of any 12b-1 fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the year ended December 31, 2004, 12b-1 fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of 12b-1 fees paid by underlying funds), aggregated $283, $407, $454, and $246, respectively, or 0.01% per annum of the average daily net assets of Class A shares.

With respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% per annum of the average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to this fee to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the year ended December 31, 2004, the 12b-1 fees and distribution fees incurred under the Plan (net of 12b-1 fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate

Time Horizon 30 Fund	$13,108	$17,186	$5,314	0.76%

Time Horizon 20 Fund	27,069	43,491	9,503	0.75

Time Horizon 10 Fund	32,937	55,141	13,146	0.75

Harvester Fund	31,270	46,096	10,583	0.75

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the year ended December 31, 2004, such charges amounted to $874 for Time Horizon 30 Fund, $2,039 for Time Horizon 20 Fund, $3,571 for Time Horizon 10 Fund and $2,474 for Harvester Fund.

The Distributor has sold its rights to the Purchasers to collect any CDSC imposed on redemptions of Class B shares. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, prior to August 1, 2004, the Distributor received payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments retained by the Distributor for the year ended December 31, 2004, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,871	Time Horizon 10 Fund	$1,989

Time Horizon 20 Fund	2,413	Harvester Fund	862

Notes to Financial Statements

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2004, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

		Distribution and			Distribution and
Fund	Commissions	Service Fees	Fund	Commissions	Service Fees

Time Horizon 30 Fund	$196	$594	Time Horizon 10 Fund	$281	$371

Time Horizon 20 Fund	354	916	Harvester Fund	372	472

Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$3,122	Time Horizon 10 Fund	$ 9,262

Time Horizon 20 Fund	7,819	Harvester Fund	10,455

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued theron is included in directors’ fees and expenses, and the accumulated balances thereof at December 31, 2004, included in other liabilities, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,758	Time Horizon 10 Fund	$1,788

Time Horizon 20 Fund	1,776	Harvester Fund	1,783

5.	Federal tax information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At December 31, 2004, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost

Time Horizon 30 Fund	$8,273,009

Time Horizon 20 Fund	17,370,403

Time Horizon 10 Fund	20,297,678

Harvester Fund	16,065,615

Notes to Financial Statements

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$ 2,388	Time Horizon 10 Fund	$405,553

Time Horizon 20 Fund	258,077	Harvester Fund	493,813

At December 31, 2004, the tax basis components of accumulated earnings (losses) were as follows:

	Time	Time	Time
	Horizon 30	Horizon 20	Horizon 10	Harvester
	Fund	Fund	Fund	Fund

Gross unrealized appreciation of
portfolio securities	$1,539,872	$2,362,565	$1,750,773	$689,313

Gross unrealized depreciation of
portfolio securities	(54,358)	(620,705)	(553,550)	(467,557)

Net unrealized appreciation of
portfolio securities	1,485,514	1,741,860	1,197,223	221,756

Capital loss carryforward	(188,320)	(378,412)	(2,588,996)	(1,599,262)

Timing difference (post October losses)	—	—	(43,345)	(56,053)

Undistributed income	—	—	—	—

Total accumulated earnings (losses)	$1,274,194	$1,363,448	$(1,435,118)	$(1,433,559)

At December 31, 2004 and 2003, the tax characterization of distributions to shareholders was the same for financial reporting purposes.

At December 31, 2004, each Fund had a net capital loss carryforward for federal income tax purposes which is available for offset against future taxable net capital gains. The loss carryforwards expire as follows:

Expiration	2009	2010	2011	2012	Total

Time Horizon 30 Fund			$ 167,882	$ 20,438	$ 188,320

Time Horizon 20 Fund			378,412		378,412

Time Horizon 10 Fund		$933,400	1,535,611	119,985	2,588,996

Harvester Fund	$262,299		874,015	462,948	1,599,262

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforward.

In addition, Time Horizon 10 Fund and Harvester Fund elected to defer to January 1, 2005, the recognition, for tax purposes, of net losses of $43,345 and $56,053, respectively, realized on sales of investments after October 31, 2004. These losses will be available to offset future taxable net gains.

Notes to Financial Statements

6.	Capital Stock Share Transactions — The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At December 31, 2004, 4,000,000,000 shares were authorized for the Series, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Year Ended December 31,

Time Horizon 30 Fund	2004		2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	190,061	$1,112,466	131,701	$618,274

Exchanged from associated funds	72,724	443,224	63,463	324,395

Converted from Class B*	727	4,250	—	—

Total	263,512	1,559,940	195,164	942,669

Cost of shares repurchased	(88,375)	(517,442)	(26,461)	(121,333)

Exchanged into associated funds	(5,768)	(35,034)	(68,817)	(323,590)

Total	(94,143)	(552,476)	(95,278)	(444,923)

Increase	169,369	$1,007,464	99,886	$497,746

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	92,397	$535,390	86,220	$392,342

Exchanged from associated funds	27,514	160,926	15,638	72,430

Total	119,911	696,316	101,858	464,772

Cost of shares repurchased	(49,158)	(280,372)	(28,285)	(133,690)

Exchanged into associated funds	(14,186)	(82,571)	(5,920)	(26,094)

Converted to Class A*	(751)	(4,250)	—	—

Total	(64,095)	(367,193)	(34,205)	(159,784)

Increase	55,816	$329,123	67,653	$304,988

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	145,321	$824,510	83,458	$377,835

Exchanged from associated funds	3,012	17,406	2,568	13,442

Total	148,333	841,916	86,026	391,277

Cost of shares repurchased	(87,348)	(508,478)	(114,495)	(544,149)

Exchanged into associated funds	(3,345)	(19,854)	(7,127)	(29,760)

Total	(90,693)	(528,332)	(121,622)	(573,909)

Increase (decrease)	57,640	$313,584	(35,596)	$(182,632)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	17,338	$99,656	39,170	$182,403

Exchanged from associated funds	24,381	134,694	8,003	43,649

Total	41,719	234,350	47,173	226,052

Cost of shares repurchased	(40,159)	(237,270)	(7,793)	(36,387)

Exchanged into associated funds	(8,101)	(44,334)	(512)	(2,048)

Total	(48,260)	(281,604)	(8,305)	(38,435)

Increase (decrease)	(6,541)	$(47,254)	38,868	$187,617

See footnote on page 28.

Notes to Financial Statements

	Year Ended December 31,

Time Horizon 20 Fund	2004		2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	361,390	$2,143,950	179,991	$846,219

Exchanged from associated funds	212,964	1,247,625	104,852	520,780

Total	574,354	3,391,575	284,843	1,366,999

Cost of shares repurchased	(285,067)	(1,677,393)	(85,211)	(414,748)

Exchanged into associated funds	(11,495)	(67,609)	(32,039)	(139,096)

Total	(296,562)	(1,745,002)	(117,250)	(553,844)

Increase	277,792	$1,646,573	167,593	$813,155

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	120,409	$683,202	169,840	$737,420

Exchanged from associated funds	95,020	544,908	25,375	125,649

Total	215,429	1,228,110	195,215	863,069

Cost of shares repurchased	(105,327)	(614,001)	(39,785)	(188,534)

Exchanged into associated funds	(3,141)	(16,705)	(8,346)	(36,159)

Total	(108,468)	(630,706)	(48,131)	(224,693)

Increase	106,961	$597,404	147,084	$638,376

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	195,971	$1,123,507	269,329	$1,197,233

Exchanged from associated funds	27,129	156,978	25,549	128,492

Total	223,100	1,280,485	294,878	1,325,725

Cost of shares repurchased	(202,538)	(1,158,981)	(347,569)	(1,529,054)

Exchanged into associated funds	(8,155)	(48,778)	(11,805)	(48,604)

Total	(210,693)	(1,207,759)	(359,374)	(1,577,658)

Increase (decrease)	12,407	$72,726	(64,496)	$(251,933)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	29,586	$172,828	44,113	$192,811

Exchanged from associated funds	42,663	241,955	14,344	70,544

Total	72,249	414,783	58,457	263,355

Cost of shares repurchased	(76,330)	(441,974)	(62,098)	(268,891)

Exchanged into associated funds	(4,070)	(22,211)	(8,084)	(31,690)

Total	(80,400)	(464,185)	(70,182)	(300,581)

Decrease	(8,151)	$(49,402)	(11,725)	$(37,226)

See footnote on page 28.

Notes to Financial Statements

	Year Ended December 31,

Time Horizon 10 Fund	2004		2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	346,943	$1,977,385	224,022	$1,075,623

Exchanged from associated funds	209,361	1,213,167	74,693	363,261

Converted from Class B*	20,479	119,979	—	—

Investment of dividends	10,323	62,558	5,324	28,621

Total	587,106	3,373,089	304,039	1,467,505

Cost of shares repurchased	(142,543)	(813,780)	(125,746)	(552,128)

Exchanged into associated funds	(60,023)	(341,650)	(7,047)	(30,935)

Total	(202,566)	(1,155,430)	(132,793)	(583,063)

Increase	384,540	$2,217,659	171,246	$884,442

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	100,214	$565,107	122,441	$571,419

Exchanged from associated funds	65,237	363,409	38,900	189,631

Investment of dividends	2,299	13,774	1,096	5,845

Total	167,750	942,290	162,437	766,895

Cost of shares repurchased	(159,231)	(917,473)	(137,961)	(628,749)

Exchanged into associated funds	(27,133)	(152,011)	(17,789)	(74,711)

Converted to Class A*	(20,805)	(119,979)	—	—

Total	(207,169)	(1,189,463)	(155,750)	(703,460)

Increase (decrease)	(39,419)	$(247,173)	6,687	$63,435

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	371,423	$2,089,435	200,181	$942,079

Exchanged from associated funds	83,877	470,709	81,938	383,291

Investment of dividends	4,366	26,152	1,894	10,088

Total	459,666	2,586,296	284,013	1,335,458

Cost of shares repurchased	(279,504)	(1,574,674)	(589,107)	(2,571,245)

Exchanged into associated funds	(62,858)	(337,465)	(64,139)	(292,425)

Total	(342,362)	(1,912,139)	(653,246)	(2,863,670)

Increase (decrease)	117,304	$674,157	(369,233)	$(1,528,212)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	79,560	$444,516	44,997	$212,401

Exchanged from associated funds	76,984	435,183	39,228	185,299

Investment of dividends	1,159	6,940	382	2,036

Total	157,703	886,639	84,607	399,736

Cost of shares repurchased	(80,714)	(459,790)	(35,068)	(153,537)

Exchanged into associated funds	(3,270)	(18,721)	(34,429)	(142,865)

Total	(83,984)	(478,511)	(69,497)	(296,402)

Increase	73,719	$408,128	15,110	$103,334

See footnote on page 28.

Notes to Financial Statements

	Year Ended December 31,

Harvester Fund	2004		2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	439,764	$2,298,900	95,670	$449,253

Exchanged from associated funds	65,682	345,904	80,502	362,825

Converted from Class B*	11,491	60,885	—	—

Investment of dividends	13,418	71,225	7,123	33,101

Total	530,355	2,776,914	183,295	845,179

Cost of shares repurchased	(196,514)	(1,043,866)	(71,898)	(333,440)

Exchanged into associated funds	(13,260)	(69,639)	(7,911)	(36,690)

Total	(209,774)	(1,113,505)	(79,809)	(370,130)

Increase	320,581	$1,663,409	103,486	$475,049

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	47,142	$245,837	49,834	$227,195

Exchanged from associated funds	146,483	765,910	347,744	1,571,466

Investment of dividends	7,745	41,211	5,054	23,550

Total	201,370	1,052,958	402,632	1,822,211

Cost of shares repurchased	(259,692)	(1,349,023)	(132,184)	(612,972)

Exchanged into associated funds	(23,621)	(123,397)	(130,653)	(609,945)

Converted to Class A*	(11,490)	(60,877)	—	—

Total	(294,803)	(1,533,297)	(262,837)	(1,222,917)

Increase (decrease)	(93,433)	$(480,339)	139,795	$599,294

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	138,229	$726,823	201,232	$942,513

Exchanged from associated funds	147,654	775,651	123,183	569,746

Investment of dividends	12,210	64,996	8,552	39,724

Total	298,093	1,567,470	332,967	1,551,983

Cost of shares repurchased	(386,700)	(2,013,876)	(462,752)	(2,130,564)

Exchanged into associated funds	(97,039)	(509,818)	(56,462)	(254,307)

Total	(483,739)	(2,523,694)	(519,214)	(2,384,871)

Decrease	(185,646)	$(956,224)	(186,247)	$(832,888)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	45,170	$237,645	16,472	$76,921

Exchanged from associated funds	48,895	256,599	45,447	216,196

Investment of dividends	2,009	10,703	915	4,243

Total	96,074	504,947	62,834	297,360

Cost of shares repurchased	(168,973)	(899,170)	(40,718)	(189,560)

Exchanged into associated funds	(5,566)	(28,867)	(5,659)	(26,883)

Total	(174,539)	(928,037)	(46,377)	(216,443)

Increase (decrease)	(78,465)	$(423,090)	16,457	$80,917

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

Notes to Financial Statements

7.	Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Although Seligman Time Horizon/Harvester Series did not receive any payments directly from the Manager, the Series does invest in certain of the Seligman Funds that were affected and received payments from the Manager.

The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Seligman Time Horizon/Harvester Series does not pay brokerage commissions and thus did not receive any payment from the Manager.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Time Horizon 30 Fund
	Year Ended December 31,				1/10/00*
					to
Class A	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.68	$4.08	$5.51	$6.24	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.02)	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	0.91	1.62	(1.41)	(0.46)	(0.84)

Total from Investment Operations	0.88	1.60	(1.43)	(0.49)	(0.87)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.03)

Total Distributions	—	—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.56	$5.68	$4.08	$5.51	$6.24

Total Return	15.49%#	39.22%	(25.95)%	(7.47)%	(12.18	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,230	$2,703	$1,531	$1,399	$485

Ratio of expenses to average net assets	0.51%	0.51%	0.51%	0.51%	0.51	%†

Ratio of net investment loss to average net assets	(0.50)%	(0.47)%	(0.49)%	(0.49)%	(0.51	)%†

Portfolio turnover rate	2.79%	1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.22%	1.58%	1.93%	3.70%	25.60	%†

Ratio of net investment loss to average net assets	(1.21)%	(1.55)%	(1.91)%	(3.68)%	(25.60	)%†

See footnotes on page 39.

Financial Highlights

Time Horizon 30 Fund (continued)
	Year Ended December 31,				4/24/00††
					to
Class B	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.53	$3.99	$5.43	$6.21	$7.00

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.06)	(0.06)	(0.07)	(0.05)

Net realized and unrealized gain (loss) on investments	0.87	1.60	(1.38)	(0.47)	(0.71)

Total from Investment Operations	0.80	1.54	(1.44)	(0.54)	(0.76)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.03)

Total Distributions	—	—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.33	$5.53	$3.99	$5.43	$6.21

Total Return	14.47%#	38.60%	(26.52)%	(8.32)%	(10.85	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,060	$1,490	$806	$679	$262

Ratio of expenses to average net assets	1.26%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25)%	(1.22)%	(1.24)%	1.24%	(1.26	)%†

Portfolio turnover rate	2.79%	1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.97%	2.33%	2.68%	4.45%	14.14	%†

Ratio of net investment loss to average net assets	(1.96)%	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

	Year Ended December 31,				2/8/00††
					to
Class C	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.53	$3.99	$5.43	$6.21	$7.56

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.06)	(0.06)	(0.07)	(0.07)

Net realized and unrealized gain (loss) on investments	0.87	1.60	(1.38)	(0.47)	(1.25)

Total from Investment Operations	0.80	1.54	(1.44)	(0.54)	(1.32)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.03)

Total Distributions	—	—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.33	$5.53	$3.99	$5.43	$6.21

Total Return	14.47%#	38.60%	(26.52)%	(8.32)%	(17.46	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,755	$2,086	$1,649	$1,950	$1,251

Ratio of expenses to average net assets	1.26%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25)%	(1.22)%	(1.24)%	(1.24)%	(1.26	)%†

Portfolio turnover rate	2.79%	1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.97%	2.33%	2.68%	4.45%	14.14	%†

Ratio of net investment loss to average net assets	(1.96)%	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

See footnotes on page 39.

Financial Highlights

Time Horizon 30 Fund (continued)
	Year Ended December 31,				2/14/00††
					to
Class D	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.53	$3.99	$5.43	$6.21	$7.58

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.06)	(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	0.87	1.60	(1.38)	(0.47)	(1.26)

Total from Investment Operations	0.80	1.54	(1.44)	(0.54)	(1.34)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.03)

Total Distributions	—	—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.33	$5.53	$3.99	$5.43	$6.21

Total Return	14.47%#	38.60%	(26.52)%	(8.32)%	(17.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$768	$707	$355	$395	$174

Ratio of expenses to average net assets	1.26%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.25)%	(1.22)%	(1.24)%	(1.24)%	(1.26	)%†

Portfolio turnover rate	2.79%	1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.97%	2.33%	2.68%	4.45%	14.14	%†

Ratio of net investment loss to average net assets	(1.96)%	(2.30)%	(2.66)%	(4.43)%	(14.14	)%†

Time Horizon 20 Fund
	Year Ended December 31,				1/10/00*
					to
Class A	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.67	$4.11	$5.59	$6.47	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.03)	(0.02)	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	0.89	1.58	(1.46)	(0.61)	(0.60)

Total from Investment Operations	0.86	1.56	(1.48)	(0.64)	(0.63)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.04)

Total Distributions	—	—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.53	$5.67	$4.11	$5.59	$6.47

Total Return	15.34%#	37.96%	(26.48)%	(9.52)%	(8.83	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,179	$4,657	$2,683	$2,842	$1,171

Ratio of expenses to average net assets	0.50%	0.50%	0.51%	0.51%	0.51	%†

Ratio of net investment loss to average net assets	(0.47)%	(0.41)%	(0.44)%	(0.44)%	(0.51	)%†

Portfolio turnover rate	5.50%	1.55%	3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.75%	0.81%	1.19%	1.64%	11.84	%†

Ratio of net investment loss to average net assets	(0.72)%	(0.73)%	(1.12)%	(1.57)%	(11.84	)%†

See footnotes on page 39.

Financial Highlights

Time Horizon 20 Fund (continued)
	Year Ended December 31,				3/21/00††
					to
Class B	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.49	$4.00	$5.48	$6.41	$7.93

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.05)	(0.06)	(0.07)	(0.07)

Net realized and unrealized gain (loss) on investments	0.86	1.54	(1.42)	(0.62)	(1.41)

Total from Investment Operations	0.79	1.49	(1.48)	(0.69)	(1.48)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.04)

Total Distributions	—	—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.28	$5.49	$4.00	$5.48	$6.41

Total Return	14.39%#	37.25%	(27.01)%	(10.40)%	(18.67	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,041	$2,949	$1,559	$1,463	$739

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.22)%	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†

Portfolio turnover rate	5.50%	1.55%	3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.50%	1.56%	1.94%	2.39%	5.84	%†

Ratio of net investment loss to average net assets	(1.47)%	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

	Year Ended December 31,				1/18/00††
					to
Class C	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.49	$4.00	$5.48	$6.41	$7.28

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.05)	(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	0.86	1.54	(1.42)	(0.62)	(0.75)

Total from Investment Operations	0.79	1.49	(1.48)	(0.69)	(0.83)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.04)

Total Distributions	—	—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.28	$5.49	$4.00	$5.48	$6.41

Total Return	14.39%#	37.25%	(27.01)%	(10.40)%	(11.41	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,588	$5,695	$4,405	$6,017	$2,729

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.22)%	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†

Portfolio turnover rate	5.50%	1.55%	3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.50%	1.56%	1.94%	2.39%	5.84	%†

Ratio of net investment loss to average net assets	(1.47)%	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

See footnotes on page 39.

Financial Highlights

Time Horizon 20 Fund (continued)
	Year Ended December 31,				1/21/00††
					to
Class D	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.49	$4.00	$5.48	$6.41	$7.31

Income (Loss) from Investment Operations:

Net investment loss	(0.07)	(0.05)	(0.06)	(0.07)	(0.09)

Net realized and unrealized gain (loss) on investments	0.86	1.54	(1.42)	(0.62)	(0.77)

Total from Investment Operations	0.79	1.49	(1.48)	(0.69)	(0.86)

Less Distributions:

Distributions from net investment income	—	—	—	(0.03)	—

Distributions from net realized capital gains	—	—	—	(0.21)	(0.04)

Total Distributions	—	—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.28	$5.49	$4.00	$5.48	$6.41

Total Return	14.39%#	37.25%	(27.01)%	(10.40)%	(11.77	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,340	$1,217	$933	$1,057	$687

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment loss to average net assets	(1.22)%	(1.16)%	(1.19)%	(1.19)%	(1.26	)%†

Portfolio turnover rate	5.50%	1.55%	3.01%	—	0.62	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.50%	1.56%	1.94%	2.39%	5.84	%†

Ratio of net investment loss to average net assets	(1.47)%	(1.48)%	(1.87)%	(2.32)%	(5.84	)%†

Time Horizon 10 Fund
	Year Ended December 31,				1/10/00*
					to
Class A	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.53	$4.19	$5.55	$6.59	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.05	0.04	0.05	0.10	0.10

Net realized and unrealized gain (loss) on investments	0.66	1.34	(1.35)	(0.82)	(0.60)

Total from Investment Operations	0.71	1.38	(1.30)	(0.72)	(0.50)

Less Distributions:

Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.13)	—

Dividends in excess of net investment income	(0.01)	—	—	—	—

Return of capital	—	—	(0.01)	—	—

Distributions from net realized capital gains	—	—	—	(0.19)	(0.05)

Total Distributions	(0.06)	(0.04)	(0.06)	(0.32)	(0.05)

Net Asset Value, End of Period	$6.18	$5.53	$4.19	$5.55	$6.59

Total Return	12.79%#	32.96%	(23.43)%	(10.69)%	(7.02	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,313	$4,415	$2,627	$3,014	$1,037

Ratio of expenses to average net assets	0.50%	0.50%	0.51%	0.51%	0.51	%†

Ratio of net investment income to average net assets	0.80%	0.87%	1.01%	1.64%	1.44	%†

Portfolio turnover rate	16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.70%	0.81%	0.87%	1.27%	8.02	%†

Ratio of net investment income (loss) to
average net assets	0.62%	0.56%	0.65%	0.88%	(6.07	)%†

See footnotes on page 39.

Financial Highlights

Time Horizon 10 Fund (continued)
	Year Ended December 31,				2/18/00††
					to
Class B	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.47	$4.16	$5.50	$6.55	$7.33

Income (Loss) from Investment Operations:

Net investment income	0.01	0.01	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.64	1.31	(1.33)	(0.81)	(0.77)

Total from Investment Operations	0.65	1.32	(1.31)	(0.76)	(0.73)

Less Distributions:

Distributions from net investment income	(0.01)	(0.01)	(0.02)	(0.10)	—

Dividends in excess of net investment income	(0.01)	—	—	—	—

Return of capital	—	—	(0.01)	—	—

Distributions from net realized capital gains	—	—	—	(0.19)	(0.05)

Total Distributions	(0.02)	(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$6.10	$5.47	$4.16	$5.50	$6.55

Total Return	12.11%#	31.71%	(23.90)%	(11.38)%	(9.98	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,360	$4,123	$3,110	$4,270	$2,865

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.05%	0.12%	0.26%	0.89%	0.69	%†

Portfolio turnover rate	16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.45%	1.56%	1.62%	2.02%	4.36	%†

Ratio of net investment income (loss) to
average net assets	(0.14)%	(0.19)%	(0.10)%	0.13%	(2.41	)%†

	Year Ended December 31,				3/6/00††
					to
Class C	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.47	$4.16	$5.50	$6.55	$7.78

Income (Loss) from Investment Operations:

Net investment income	0.01	0.01	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.65	1.31	(1.33)	(0.81)	(1.22)

Total from Investment Operations	0.66	1.32	(1.31)	(0.76)	(1.18)

Less Distributions:

Distributions from net investment income	(0.01)	(0.01)	(0.02)	(0.10)	—

Dividends in excess of net investment income	(0.01)	—	—	—	—

Return of capital	—	—	(0.01)	—	—

Distributions from net realized capital gains	—	—	—	(0.19)	(0.05)

Total Distributions	(0.02)	(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$6.11	$5.47	$4.16	$5.50	$6.55

Total Return	12.11%#	31.71%	(23.90)%	(11.38)%	(15.18	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,981	$6,510	$6,491	$7,933	$2,331

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.05%	0.12%	0.26%	0.89%	0.69	%†

Portfolio turnover rate	16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.46%	1.56%	1.62%	2.02%	4.36	%†

Ratio of net investment income (loss) to average
net assets	(0.14)%	(0.19)%	(0.10)%	0.13%	(2.41	)%†

See footnotes on page 39.

Financial Highlights

Time Horizon 10 Fund (continued)
	Year Ended December 31,				2/15/00††
					to
Class D	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.47	$4.16	$5.50	$6.55	$7.42

Income (Loss) from Investment Operations:

Net investment income	0.01	0.01	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	0.65	1.31	(1.33)	(0.81)	(0.86)

Total from Investment Operations	0.66	1.32	(1.31)	(0.76)	(0.82)

Less Distributions:

Distributions from net investment income	(0.01)	(0.01)	(0.02)	(0.10)	—

Dividends in excess of net investment income	(0.01)	—	—	—	—

Return of capital	—	—	(0.01)	—	—

Distributions from net realized capital gains	—	—	—	(0.19)	(0.05)

Total Distributions	(0.02)	(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$6.11	$5.47	$4.16	$5.50	$6.55

Total Return	12.11%#	31.71%	(23.90)%	(11.38)%	(11.07	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,999	$1,388	$994	$1,209	$839

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.05%	0.12%	0.26%	0.89%	0.69	%†

Portfolio turnover rate	16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.45%	1.56%	1.62%	2.02%	4.36	%†

Ratio of net investment income (loss) to average
net assets	(0.14)%	(0.19)%	(0.10)%	0.13%	2.41	%†

Harvester Fund
	Year Ended December 31,				1/10/00*
					to
Class A	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.13	$4.29	$5.31	$6.56	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.08	0.08	0.10	0.20	0.23

Net realized and unrealized gain (loss) on investments	0.42	0.83	(0.96)	(1.15)	(0.57)

Total from Investment Operations	0.50	0.91	(0.86)	(0.95)	(0.34)

Less Distributions:

Distributions from net investment income	(0.08)	(0.07)	(0.10)	(0.24)	(0.23)

Dividends in excess of net investment income	(0.02)	—	(0.04)	—	—

Return of capital	—	—	(0.02)	—	—

Distributions from net realized capital gains	—	—	—	(0.06)	(0.01)

Total Distributions	(0.10)	(0.07)	(0.16)	(0.30)	(0.24)

Net Asset Value, End of Period	$5.53	$5.13	$4.29	$5.31	$6.56

Total Return	9.90%#	21.44%	(16.54)%	(14.64)%	(4.99	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,092	$3,085	$2,135	$1,830	$1,339

Ratio of expenses to average net assets	0.50%	0.50%	0.51%	0.51%	0.51	%†

Ratio of net investment income to average net assets	1.46%	1.52%	1.85%	3.47%	3.38	%†

Portfolio turnover rate	25.59%	5.69%	39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.79%	0.73%	1.05%	1.36%	12.49	%†

Ratio of net investment income (loss) to average
net assets	1.19%	1.29%	1.31%	2.61%	(8.60	)%†

See footnotes on page 39.

Financial Highlights

Harvester Fund (continued)
	Year Ended December 31,				2/17/00††
					to
Class B	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.13	$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.04	0.04	0.05	0.16	0.16

Net realized and unrealized gain (loss) on investments	0.42	0.84	(0.96)	(1.15)	(0.61)

Total from Investment Operations	0.46	0.88	(0.91)	(0.99)	(0.45)

Less Distributions:

Distributions from net investment income	(0.04)	(0.04)	(0.05)	(0.18)	(0.16)

Dividends in excess of net investment income	(0.02)	—	(0.04)	—	—

Return of capital	—	—	(0.02)	—	—

Distributions from net realized capital gains	—	—	—	(0.06)	(0.01)

Total Distributions	(0.06)	(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.53	$5.13	$4.29	$5.31	$6.54

Total Return	9.09%#	20.55%	(17.28)%	(15.18)%	(6.11	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,932	$4,133	$2,855	$2,470	$1,115

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.71%	0.77%	1.10%	2.72%	2.63	%†

Portfolio turnover rate	25.59%	5.69%	39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.54%	1.48%	1.80%	2.11%	6.04	%†

Ratio of net investment income (loss) to average
net assets	0.44%	0.54%	0.56%	1.86%	(2.15	)%†

	Year Ended December 31,				1/18/00††
					to
Class C	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.13	$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.04	0.04	0.05	0.15	0.18

Net realized and unrealized gain (loss) on investments	0.42	0.84	(0.96)	(1.14)	(0.61)

Total from Investment Operations	0.46	0.88	(0.91)	(0.99)	(0.43)

Less Distributions:

Distributions from net investment income	(0.04)	(0.04)	(0.05)	(0.18)	(0.18)

Dividends in excess of net investment income	(0.02)	—	(0.04)	—	—

Return of capital	—	—	(0.02)	—	—

Distributions from net realized capital gains	—	—	—	(0.06)	(0.01)

Total Distributions	(0.06)	(0.04)	(0.11)	(0.24)	(0.19)

Net Asset Value, End of Period	$5.53	$5.13	$4.29	$5.31	$6.54

Total Return	9.09%#	20.55%	(17.28)%	(15.18)%	(6.02	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,149	$6,665	$6,371	$7,965	$2,704

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.71%	0.77%	1.10%	2.72%	2.63	%†

Portfolio turnover rate	25.59%	5.69%	39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.54%	1.48%	1.80%	2.11%	6.04	%†

Ratio of net investment income (loss) to average
net assets	0.44%	0.54%	0.56%	1.86%	(2.15	)%†

See footnotes on page 39.

Financial Highlights

Harvester Fund (continued)
	Year Ended December 31,				2/29/00††
					to
Class D	2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.13	$4.29	$5.31	$6.54	$7.21

Income (Loss) from Investment Operations:

Net investment income	0.04	0.04	0.05	0.15	0.16

Net realized and unrealized gain (loss) on investments	0.42	0.84	(0.96)	(1.14)	(0.66)

Total from Investment Operations	0.46	0.88	(0.91)	(0.99)	(0.50)

Less Distributions:

Distributions from net investment income	(0.04)	(0.04)	(0.05)	(0.18)	(0.16)

Dividends in excess of net investment income	(0.02)	—	(0.04)	—	—

Return of capital	—	—	(0.02)	—	—

Distributions from net realized capital gains	—	—	—	(0.06)	(0.01)

Total Distributions	(0.06)	(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.53	$5.13	$4.29	$5.31	$6.54

Total Return	9.09%#	20.55%	(17.28)%	(15.18)%	(7.19	)%øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,106	$1,431	$1,125	$1,316	$122

Ratio of expenses to average net assets	1.25%	1.25%	1.26%	1.26%	1.26	%†

Ratio of net investment income to average net assets	0.71%	0.77%	1.10%	2.72%	2.63	%†

Portfolio turnover rate	25.59%	5.69%	39.28%	12.80%	9.14	%ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.54%	1.48%	1.80%	2.11%	6.04	%†

Ratio of net investment income (loss) to average
net assets	0.44%	0.54%	0.56%	1.86%	(2.15	)%†

See footnotes on page 39.

Financial Highlights

*	Commencement of investment operations.
**	The Manager, at its discretion, reimbursed certain expenses and waived management fees for the periods presented
(Note 4).
†	In computing the ratios of expenses and net investment income to average net assets, income and expenses, other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Series’ commencement of investment operations.
††	Commencement of issuance of shares.
#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager (Note 6), total return would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%

Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08

Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08

Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08

ø	For the period 1/10/00 to 12/31/01.
øø	The total returns shown for each Class of shares from commencement of investment operations/issuance of shares to
12/31/00, are calculated from the later of the respective Fund’s commencement of investment operations date (1/10/00) or the initial issuance date of shares of the Class. The total returns for Class A shares were calculated from the commence-
ment of investment operations date. Class B, C and D shares of the Fund were offered to the public on the commencement of investment operations date, but were first issued on the respective dates shown in the table. If shares of each Class had been issued on the commencement of investment operations date, the total returns for each Class would have been as fol-
lows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	(12.18)%	Class A	(8.83)%	Class A	(7.02)%	Class A	(4.99)%

Class B	(12.53)	Class B	(9.46)	Class B	(7.78)	Class B	(5.87)

Class C	(12.77)	Class C	(9.69)	Class C	(7.64)	Class C	(5.98)

Class D	(12.76)	Class D	(9.68)	Class D	(7.90)	Class D	(5.97)

These total returns have been computed from the commencement of investment operations date and incorporate the total return of Class A shares of the Fund from the commencement of investment operations date through the initial issuance dates of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date.

See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Time Horizon/Harvester Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Seligman Time Horizon/Harvester Series, Inc. (the “Series”) (comprising, respectively, Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund), as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Series’ custodian and shareholder service agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting Seligman Time Horizon/Harvester Series, Inc. as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 23, 2005

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Time Horizon/Harvester Series is set forth below.

Independent Directors

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

Robert B. Catell (67)[2,3]	Chairman, Chief Executive Officer and Director, KeySpan Corporation (diver-
• Director: 2003 to Date	sified energy, gas and electric company); Director or Trustee of each of the
• Oversees 60 Portfolios in	investment companies of the Seligman Group of Funds† (except Seligman
Fund Complex	Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas,
Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas
exploration, development and production companies); Edison Electric
Institute, New York State Energy Research and Development Authority,
Independence Community Bank, Business Council of New York State, Inc.,
New York City Partnership, and the Long Island Association (business and civic organizations).

John R. Galvin (75)[1,3]	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
• Director: 1999 to Date	University; Director or Trustee of each of the investment companies of
• Oversees 61 Portfolios in	the Seligman Group of Funds†; and Chairman Emeritus, American
Fund Complex	Council on Germany. Formerly, Governor of the Center for Creative
Leadership; Director, Raytheon Co. (defense and commercial electronics)
and USLIFE Corporation (life insurance). From June 1987 to June 1992,
Mr. Galvin was the Supreme Allied Commander, Europe and the
Commander-in-Chief, United States European Command.

Alice S. Ilchman (69)[2,3]	President Emerita, Sarah Lawrence College; Director or Trustee of each of
• Director: 1999 to Date	the investment companies of the Seligman Group of Funds†; Director,
• Oversees 61 Portfolios in	Jeannette K. Watson Summer Fellowship (summer internships for college
Fund Complex	students); Trustee, Save the Children (non-profit child-assistance organi-
zation) and the Committee for Economic Development; Governor, Court
of Governors, London School of Economics; and Director, Public
Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller
Foundation (charitable foundation) and Director, New York Telephone
Company.

Frank A. McPherson (71)[2,3]	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee
• Director: 1999 to Date	Corporation (diversified energy and chemical company); Director or
• Oversees 61 Portfolios in	Trustee of each of the investment companies of the Seligman Group of
Fund Complex	Funds†; Director, ConocoPhillips (integrated international oil corpora-
tion), Integris Health (owner of various hospitals), BOK Financial (bank holding company), Oklahoma Chapter of the Nature Conservancy,
Oklahoma Medical Research Foundation, Boys and Girls Clubs of
Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma
Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark
Corporation (consumer products) and the Federal Reserve System’s
Kansas City Reserve Bank.

See footnotes on page 44.

Directors and Officers

Independent Directors (continued)

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

John E. Merow (75)[1,3]	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm);
• Director: 1999 to Date	Director or Trustee of each of the investment companies of the Seligman
• Oversees 61 Portfolios	Group of Funds†; Director, Aleris International, Inc. (aluminum and zinc
in Fund Complex	recycler and aluminum rolled products); Director Emeritus, the Municipal
Art Society of New York; Executive Committee Member and Secretary,
the U.S. Council for International Business; Trustee and Vice Chairman,
New York-Presbyterian Healthcare System, Inc.; Trustee, New York-
Presbyterian Hospital; and Member of the American Law Institute and
Council on Foreign Relations.

Betsy S. Michel (62)[1,3]	Attorney; Director or Trustee of each of the investment companies of the
• Director: 1999 to Date	Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation
• Oversees 61 Portfolios	(charitable foundation). Formerly, Chairman of the Board of Trustees of
in Fund Complex	St. George’s School (Newport, RI) and Trustee, World Learning, Inc.
(international educational training).

Leroy C. Richie (63)[1,3]	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library
• Director: 2000 to Date	of technical standards); Director or Trustee of each of the investment com-
• Oversees 60 Portfolios	panies of the Seligman Group of Funds†(except Seligman Cash Manage-
in Fund Complex	ment Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration);
Director and Chairman, Highland Park Michigan Economic Development
Corp. Formerly, Trustee, New York University Law Center Foundation; Vice
Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.;
Chairman and Chief Executive Officer, Capital Coating Technologies, Inc.
(applied coating technologies); and Vice President and General Counsel,
Automotive Legal Affairs, Chrysler Corporation.

Robert L. Shafer (72)[2,3]	Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee
• Director: 1999 to Date	of each of the investment companies of the Seligman Group of Funds†
• Oversees 61 Portfolios	and Ambassador and Permanent Observer of the Sovereign and Military
in Fund Complex	Order of Malta to the United Nations. Formerly, Director, USLIFE
Corporation (life insurance).

James N. Whitson (69)[1,3]	Retired Executive Vice President and Chief Operating Officer, Sammons
• Director: 1999 to Date	Enterprises, Inc. (a diversified holding company); Director or Trustee of each
• Oversees 61 Portfolios	of the investment companies of the Seligman Group of Funds†; Director,
in Fund Complex	CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and
Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable televi-
sion network).

See footnotes on page 44.

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

William C. Morris (66)*	Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board
• Director and Chairman of	and Director or Trustee of each of the investment companies of the
the Board: 1999 to Date	Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman
• Oversees 61 Portfolios in	Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic prop-
Fund Complex	pants for oil and gas industry); Director, Seligman Data Corp.; and
President and Chief Executive Officer, The Metropolitan Opera Associa-
tion. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino (52)*	Director and President, J. & W. Seligman & Co. Incorporated; Chief
• Director and President:	Executive Officer, President and Director or Trustee of each of the invest-
1999 to Date	ment companies of the Seligman Group of Funds†; Director, Seligman
• Chief Executive Officer:	Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data
2002 to Date	Corp.; Member of the Board of Governors of the Investment Company
• Oversees 61 Portfolios in	Institute; and Director, ICI Mutual Insurance Company.
Fund Complex

Eleanor T. M. Hoagland (53)	Managing Director and Senior Vice President, Risk Manager, J. & W.
• Vice President and Chief	Seligman & Co. Incorporated; Vice President and Chief Compliance
Compliance Officer:	Officer for each of the investment companies of the Seligman Group of
July 2004 to Date	Funds†. Formerly, Managing Director, Partner and Chief Portfolio
Strategist, AMT Capital Management from 1994 to 2000.

Charles W. Kadlec (58)	Managing Director, J. & W. Seligman & Co. Incorporated; President of
• Vice President and	Seligman Advisors, Inc. Mr. Kadlec is the architect of several investment
Portfolio Manager:	strategies, chief among them Seligman Time Horizon Matrix, which is
1999 to Date	based on an investor’s time horizon to reaching goals, and Harvesting a
Lifetime of Savings, a strategy addressing the unique concerns facing retirees. Formerly, Chief Investment Strategist for Seligman Advisors, Inc.

Thomas G. Rose (47)	Chief Financial Officer, Senior Vice President, Finance, and Treasurer,
• Vice President: 2000	J. & W. Seligman & Co. Incorporated, Senior Vice President, Finance,
to Date	Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†; and of
Seligman Services, Inc. and Seligman International, Inc. Formerly,
Treasurer of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

See footnotes on page 44.

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s)	Principal Occupation(s) During Past Five Years, Directorships
held with Fundø	and Other Information

Lawrence P. Vogel (48)	Senior Vice President and Treasurer, Investment Companies, J. & W.
• Vice President:	Seligman & Co. Incorporated; Vice President and Treasurer of each of the
1999 to Date	investment companies of the Seligman Group of Funds†; and Treasurer,
• Treasurer: 2000 to Date	Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W.
Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman
International, Inc. and Seligman Data Corp.; Vice President, Seligman
Services, Inc. and Treasurer, Seligman International, Inc.

Frank J. Nasta (40)	Managing Director, General Counsel and Corporate Secretary, J. & W.
• Secretary: 1999 to Date	Seligman & Co. Incorporated; Secretary of each of the investment compa-
nies of the Seligman Group of Funds†, and Corporate Secretary,
Seligman Advisors, Inc., Seligman Services, Inc., Seligman International,
Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and
Regulation Department, J. & W. Seligman & Co. Incorporated.

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø	The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.
†	The Seligman Group of Funds consists of 23 registered investment companies.
*	Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Required Federal Income Tax
Information (unaudited)

Of ordinary dividends paid to Shareholders of Time Horizon Fund 10 and Harvester Fund during the fiscal year ended December 31, 2004, 7.44% and 8.76%, respectively, are eligible for the dividends received deduction for corporations.

For the fiscal year ended December 31, 2004, Time Horizon 10 Fund and Harvester Fund designate 7.44% and 8.76% as qualified dividend income.

For More Information

Important Telephone Numbers

(800) 221-2450        Shareholder Services

(800) 445-1777        Retirement Plan Services

(212) 682-7600        Outside the United States

(800) 622-4597        24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com1.

Proxy Voting Policies and Procedures

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Time Horizon/Harvester Series, Inc., which contains information about the sales charges, managment fee, and other costs. Please read the prospectus carefully before investing or sending money.

1.	This reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Funds’ prospectus.

THF2 12/04

ITEM 2.  CODE OF ETHICS.
         As of December 31, 2004, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         The registrant's board of directors has determined that Mr. James N.
         Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is "independent" as such term is defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         (a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                        2004          2003
                                     ----------    ----------
         Audit Fees                    $46,656       $44,296
         Audit-Related Fees                  -             -
         Tax Fees                        8,800         8,400
         All Other Fees                  1,931         1,897

         Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for services related to documentation of certain internal control procedures for the registrant and certain other associated investment companies.

         Aggregate fees billed by the registrant's principal accountant for the last two fiscal years for non-audit services provided to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

                                          2004           2003
                                       ----------     ---------
         Audit-Related Fees             $118,630      $126,130
         Tax Fees                         13,703         7,500
         All Other Fees                   43,000             -

         Audit-related fees include amounts for (i) attestation services for the registrant's stockholder service agent; (ii) review of certain internal controls of such stockholder service agent's sub-agent; (iii)
         performance of certain agreed-upon procedures relating to certain services performed by the registrant's distributor; and (iv) actuarial services provided prior to May 6, 2003 to the registrant's investment adviser and stockholder service agent (such services were no longer permitted to be performed for the stockholder service agent after May
         5, 2003). Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant's stockholder service agent. Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

         (e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant's independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant's principal accountant for the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser's affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

         The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

         Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

         (2) No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule
         2-01 of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser
         (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $186,064 and $143,927, respectively.

         (h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         James N. Whitson, Chairman
         John R. Galvin           Betsy S. Michel
         John E. Merow            Leroy C. Richie

ITEM 6.  SCHEDULE OF INVESTMENTS.
         Included in Item 1 above.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
         COMPANY AND AFFILIATED PURCHASERS.
         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

         (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
         (a)(1)   Code of Ethics for Principal Executive and Principal
                  Financial Officers

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (a)(3)   Not applicable.

         (b)      Certifications of chief executive officer and chief
                  financial officer as required by Rule 30a-2(b) under the
                  Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:      /s/ BRIAN T. ZINO
         ---------------------------------
         Brian T. Zino
         President and Chief Executive Officer

Date:    March 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ BRIAN T. ZINO
         ---------------------------------
         Brian T. Zino
         President and Chief Executive Officer

Date:    March 8, 2005

By:      /s/ LAWRENCE P. VOGEL
         ---------------------------------
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    March 8, 2005

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

         (a)(1)   Code of Ethics for Principal Executive and Principal
                  Financial Officers

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.